Warrants (Details) (USD $)	1 Months Ended				9 Months Ended	12 Months Ended
	Jul. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	May 30, 2012	Sep. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]
Number of Units
Warrants outstanding					342,000
Grants	714,286				9,879,036	342,000
Warrants outstanding					10,221,036	342,000
Exercisable at period end					10,221,036	342,000
Weighted-average exercise price
Warrants, exercise price		0.01	0.75	0.01	0.01
Grants					0.70	0.01
Warrants, exercise price		0.01	0.75	0.01	0.67	0.01
Exercisable at period-end					0.67	0.01
Weighted-Average Remaining Contractual Term (in years)
Balance, beginning					4 years 7 months 6 days
Balance, ending					2 years 2 months 12 days	4 years 7 months 6 days
Exercisable at year-end					2 years 2 months 12 days	4 years 7 months 6 days
Intrinsic value
Balance, beginning					$ 246,240
Balance, ending					$ 102,375	$ 246,240
Exercisable at year-end					$ 102,375	$ 246,240